1933 Act
                                                                     Rule 497(d)

                                            December 20, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

         Re: Phoenix Home Life Variable Universal Life Account Phoenix Home Life Mutual Insurance Company
                  Registration Nos. 33-23251 and 811-4721

To the Commission Staff:

Transmitted herewith for filing, and pursuant to Rule 497(d) under the Securities Act of 1933, as amended, are supplements dated December 20, 1999 to the following Phoenix Home Life Variable Universal Life Account Prospectuses:

o Version A, Flex Edge Success/Joint Edge and Version B, Flex Edge, dated May 1, 1999, as supplemented July 15, 1999 and December 20, 1999; and

o Version C, Phoenix Individual Edge, dated September 29, 1999 as supplemented December 20, 1999.

Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                                            Very truly yours,

                                            /s/ Edwin L. Kerr
                                            --------------------------------
                                            Edwin L. Kerr, Counsel
                                            Phoenix Life and Annuity Company

                                PHOENIX HOME LIFE
                         VARIABLE UNIVERSAL LIFE ACCOUNT

    o   The Phoenix Edge               o   Flex Edge
    o   Flex Edge Success              o   Estate Edge
    o   Joint Edge                     o   Variable Insurance Additions Rider

                       SUPPLEMENT DATED DECEMBER 20, 1999
        TO PROSPECTUSES DATED MAY 1, 1999, AS SUPPLEMENTED JULY 15, 1999 ==============================================================================>

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.

   [diamond]   Phoenix Research Enhanced Index Series
   [diamond]   Phoenix-Bankers Trust Dow 30 Series
   [diamond]   Phoenix-Federated U.S. Government Bond Series
   [diamond]   Phoenix-Janus Equity Income Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Janus Growth Series
   [diamond]   Phoenix-Morgan Stanley Focus Equity Series
   [diamond]   Phoenix-Schafer Mid-Cap Value Series

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
------------------------------------------------
   MANAGED BY MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

   [diamond]   Technology Portfolio

===============================================================================
ALL REFERENCES TO THE FOLLOWING INVESTMENT OPTIONS SHOULD BE REVISED AS FOLLOWS:

                            OLD NAME                                              NEW NAME
                            --------                                              --------

   [diamond]   Phoenix-Goodwin Growth Series                     [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Goodwin Balanced Series                   [diamond]   Phoenix-Oakhurst Balanced Series
   [diamond]   Phoenix-Goodwin Strategic Allocation Series       [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Goodwin Strategic Theme Series            [diamond]   Phoenix-Seneca Strategic Theme Series

===============================================================================

THE FOLLOWING IS ADDED TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.


Phoenix VUL                                                         Page 1 of 2

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of the Morgan Stanley Dean Witter Universal Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

===============================================================================

IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Morgan Stanley Dean Witter Universal Funds, Inc., Templeton Variable Products Series Fund and Wanger Advisors Trust.

===============================================================================
THE FOLLOWING REPLACES THE SECTION TITLED "INVESTMENT ADVISORS" IN YOUR
PROSPECTUS:

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:

    o   Phoenix-Goodwin Money Market Series
    o   Phoenix-Goodwin Multi-Sector Fixed Income Series
    o   Phoenix-Hollister Value Equity Series
    o   Phoenix-Oakhurst Balanced Series
    o   Phoenix-Oakhurst Growth and Income Series
    o   Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond]   Phoenix-Aberdeen International Advisors, LLC ("PAIA")
    o   Phoenix-Aberdeen International Series

[diamond]   Roger Engemann & Associates, Inc. ("Engemann")
    o   Phoenix-Engemann Capital Growth Series
    o   Phoenix-Engemann Nifty Fifty Series

[diamond]   Seneca Capital Management, LLC  ("Seneca")
    o   Phoenix-Seneca Mid-Cap Growth Series
    o   Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond]   Bankers Trust Company
    o   Phoenix-Bankers Trust Dow 30 Series

[diamond]   Federated Investment Management Company
    o   Phoenix-Federated U.S. Government Bond Series

[diamond]   J.P. Morgan Investment Management, Inc.
    o   Phoenix Research Enhanced Index Series

[diamond]   Janus Capital Corporation
    o   Phoenix-Janus Equity Income Series
    o   Phoenix-Janus Flexible Income Series
    o   Phoenix-Janus Growth Series

[diamond]   Morgan Stanley Asset Management Inc.
    o   Phoenix-Morgan Stanley Focus Equity Series

[diamond]   Schafer Capital Management, Inc.
    o   Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond]   Bankers Trust Company
    o   EAFE[registered trademark] Equity Index Fund

[diamond]   Federated Investment Management Company
    o   Federated Fund for U.S. Government Securities II
    o   Federated High Income Bond Fund II

[diamond]    Franklin Mutual Advisers, LLC
     o  Mutual Shares Investments Fund

[diamond]   Morgan Stanley Dean Witter Investment
            Management Inc.
    o   Technology Portfolio

[diamond]  Templeton Asset Management, Ltd.
    o   Templeton Developing Markets Fund

[diamond]   Templeton Investment Counsel, Inc.
    o   Templeton Asset Allocation Fund
    o   Templeton International Fund
    o   Templeton Stock Fund

[diamond]   Wanger Asset Management, L.P.
    o   Wanger Foreign Forty
    o   Wanger International Small Cap
    o   Wanger Twenty
    o   Wanger U.S. Small Cap

===============================================================================


Phoenix VUL                                                         Page 2 of 2

                                PHOENIX HOME LIFE
                         VARIABLE UNIVERSAL LIFE ACCOUNT

                             PHOENIX INDIVIDUAL EDGE

                       SUPPLEMENT DATED DECEMBER 20, 1999
                    TO PROSPECTUSES DATED SEPTEMBER 29, 1999

===============================================================================

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.

   [diamond]   Phoenix Research Enhanced Index Series
   [diamond]   Phoenix-Bankers Trust Dow 30 Series
   [diamond]   Phoenix-Federated U.S. Government Bond Series
   [diamond]   Phoenix-Janus Equity Income Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Janus Growth Series
   [diamond]   Phoenix-Morgan Stanley Focus Equity Series
   [diamond]   Phoenix-Schafer Mid-Cap Value Series

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
------------------------------------------------
   MANAGED BY MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

   [diamond]   Technology Portfolio

===============================================================================
ALL REFERENCES TO THE FOLLOWING INVESTMENT OPTIONS SHOULD BE REVISED AS FOLLOWS:


                            OLD NAME                                                NEW NAME
                            --------                                                --------

   [diamond]   Phoenix-Goodwin Growth Series                  [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Goodwin Balanced Series                [diamond]   Phoenix-Oakhurst Balanced Series
   [diamond]   Phoenix-Goodwin Strategic Allocation Series    [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Goodwin Strategic Theme Series         [diamond]   Phoenix-Seneca Strategic Theme Series

===============================================================================

THE FOLLOWING IS ADDED TO THE SECTION TITLED "INVESTMENTS OF THE VUL ACCOUNT" IN YOUR PROSPECTUS:

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.


Phoenix PIE                                                         Page 1 of 2

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of the Morgan Stanley Dean Witter Universal Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

===============================================================================

IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Morgan Stanley Dean Witter Universal Funds, Inc., Templeton Variable Products Series Fund and Wanger Advisors Trust.

===============================================================================
THE FOLLOWING REPLACES THE SECTION TITLED "INVESTMENT ADVISORS" IN YOUR
PROSPECTUS:

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
    o   Phoenix-Goodwin Money Market Series
    o   Phoenix-Goodwin Multi-Sector Fixed Income Series
    o   Phoenix-Hollister Value Equity Series
    o   Phoenix-Oakhurst Balanced Series
    o   Phoenix-Oakhurst Growth and Income Series
    o   Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond]   Phoenix-Aberdeen International Advisors, LLC ("PAIA")
    o   Phoenix-Aberdeen International Series

[diamond]   Roger Engemann & Associates, Inc. ("Engemann")
    o   Phoenix-Engemann Capital Growth Series
    o   Phoenix-Engemann Nifty Fifty Series

[diamond]   Seneca Capital Management, LLC  ("Seneca")
    o   Phoenix-Seneca Mid-Cap Growth Series
    o   Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond]   Bankers Trust Company
    o   Phoenix-Bankers Trust Dow 30 Series

[diamond]   Federated Investment Management Company
    o   Phoenix-Federated U.S. Government Bond Series

[diamond]   J.P. Morgan Investment Management, Inc.
    o   Phoenix Research Enhanced Index Series

[diamond]   Janus Capital Corporation
    o   Phoenix-Janus Equity Income Series
    o   Phoenix-Janus Flexible Income Series
    o   Phoenix-Janus Growth Series

[diamond]   Morgan Stanley Asset Management Inc.
    o   Phoenix-Morgan Stanley Focus Equity Series

[diamond]   Schafer Capital Management, Inc.
    o   Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond]   Bankers Trust Company
    o   EAFE[registered trademark] Equity Index Fund

o   Federated Investment Management Company
    o   Federated Fund for U.S. Government Securities II
    o   Federated High Income Bond Fund II

[diamond]    Franklin Mutual Advisers, LLC
     o  Mutual Shares Investments Fund

[diamond]   Morgan Stanley Dean Witter Investment
            Management Inc.
    o   Technology Portfolio

[diamond]   Templeton Asset Management, Ltd.
    o   Templeton Developing Markets Fund

[diamond]   Templeton Investment Counsel, Inc.
    o   Templeton Asset Allocation Fund
    o   Templeton International Fund
    o   Templeton Stock Fund

[diamond]   Wanger Asset Management, L.P.
    o   Wanger Foreign Forty
    o   Wanger International Small Cap
    o   Wanger Twenty
    o   Wanger U.S. Small Cap

===============================================================================


Phoenix PIE                                                         Page 2 of 2